Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Leases
11. Leases
As of September 30, 2020, the Company leases its office and laboratory facilities under a non-cancelable
operating lease entered into in December 2018, which included lease incentives, payment escalations and rent holidays. The Company had not entered into any financing leases or any material short-term operating leases as of September 30, 2020 and December 31, 2019.
2018 Lease
In December 2018, the Company entered into a lease for office and laboratory space in Watertown, Massachusetts (the “2018 Lease”). The 2018 Lease term commenced in December 2019 and expires in November 2029. Under the 2018 Lease, the Company has one five-year option to extend the term of the lease. The initial annual base rent was $3.8 million upon entering into the lease, with such base rent increasing during the initial term by 3% annually on the anniversary of the commencement date. The Company is obligated to pay its portion of real estate taxes and costs related to the premises, including costs of operations, maintenance, repair, replacement and management of the new leased premises. In connection with the lease, the Company maintains a letter of credit for the benefit of the landlord in the amount of $2.3 million, for which the Company is required to maintain a separate cash balance of the same amount. The 2018 Lease Agreement includes a landlord-provided tenant improvement allowance of $9.8 million that was applied to the costs of the construction of leasehold improvements.
2016 Lease
In September 2016, the Company entered into a lease for office and laboratory space in Watertown, Massachusetts (the “2016 Lease”). Under the 2016 Lease, the initial annual base rent was $0.9 million upon entering into the lease, with such base rent increasing during the initial term by 3% annually. The Company was obligated to pay its portion of real estate taxes and costs related to the premises, including costs of operations, maintenance, repair, replacement and management of the leased premises. The 2016 Lease included a landlord-provided tenant improvement allowance of $2.1 million that was applied to the costs of the construction of leasehold improvements. The 2016 Lease was set to expire in September 2023; however, in February 2020, the Company and the landlord jointly terminated the 2016 Lease. Accordingly, as of February 2020, the Company had no further obligations under the 2016 Lease.
Accounting under ASC 842
2016 Lease
As discussed in Note 2, the Company adopted ASC 842 effective January 1, 2019 using the modified retrospective transition method. Upon its adoption of ASC 842, the Company recognized a right-of-use
asset of $2.7 million and an operating lease liability of $4.2 million as of January 1, 2019 with respect to the 2016 Lease. Prior to its adoption of ASC 842, the Company had capitalized the tenant improvement allowances of $2.1 million as leasehold improvements and established a liability for the deferred lease incentive upon occupancy. The Company recorded these lease incentives as a component of deferred rent in its consolidated balance sheet and amortized the deferred rent as a reduction of rent expense over the lease term. Effective January 1, 2019, the remaining deferred rent was removed from the consolidated balance sheet as part of the initial recording of the right-of-use
asset.
In February 2020, as a result of the termination of the 2016 Lease described above, the Company removed from the consolidated balance sheet the associated operating lease right-of-use
asset of $2.1 million, leasehold improvements with a net carrying value of $1.4 million (see Note 5) and operating lease liabilities of $3.4 million. As a result, the Company recognized a net loss on termination of the 2016 Lease of $0.1 million in the consolidated statement of operations and comprehensive loss for the nine months ended September 30, 2020.

2018 Lease
As described above, the 2018 Lease Agreement includes a landlord-provided tenant improvement allowance of $9.8 million that was applied to the costs of the construction of leasehold improvements. The lessor owns the tenant improvements related to the 2018 Lease and such improvements are not specialized and can be utilized by a future tenant. Accordingly, amounts paid by the Company during the year ended December 31, 2019 that were due to be reimbursed by the lessor were recorded as amounts reimbursable from the landlord. In the period from December 2018 to November 2019, the Company was not considered the accounting owner due to (i) the Company not having the right to obtain or control the leased premises during the construction period, (ii) the lessor having no right of payment for the partially constructed assets, and the leased premises not being of a specialized nature and, thus, could potentially be leased to another tenant, and (iii) the Company not legally owning or controlling the land on which the property improvements were being constructed. The lease commenced for accounting purposes in December 2019 when the Company took control of the facility under the 2018 Lease. Upon such commencement date, the Company assessed and determined the accounting treatment for the asset and corresponding liability and recorded a right-of-use
asset of $28.6 million and an operating lease liability of $27.6 million.
Embedded Lease
The Company evaluated its vendor contracts to identify embedded leases, if any, and noted that an agreement entered into in April 2019 with a contract manufacturing supplier constituted a lease under ASC 842 because the Company has the right to substantially all of the economic benefits from the use of the asset and can direct the use of the asset. The embedded lease commenced in September 2019 and expires 24 months from commencement date, with no stated option to extend the term. Upon the commencement date, the Company recorded right-of-use
assets and operating lease liabilities in equal amounts of $14.7 million in connection with this embedded lease. In June 2020, the Company amended the terms of its agreement with the contract manufacturing supplier to include the manufacture of additional products and to allow for an increase in manufacturing runs, which resulted in an increase in the estimated future payments to be made by the Company to the contract manufacturing supplier. The Company determined that the amendment constituted a modification of the existing agreement under ASC 842, rather than a separate contract. Upon the modification in June 2020, the Company recorded increases in right-of-use
assets and operating lease liabilities in equal amounts of $0.9 million. In September 2020, the Company further amended the agreement with its contract manufacturing supplier to extend the term of the agreement, which had the effect of extending the term of the embedded lease by one year through August 31, 2022. The amendment increased the Company’s contractual payment obligations by $9.9 million, representing the monthly fees payable over that one-year
extension. The amendment also included an option of the Company to further extend the term of the manufacturing services agreement by one additional year. The Company evaluated the probability of its exercising the option to extend the term of the agreement and concluded that it was reasonably certain that it would occur. The Company therefore recorded increases in right-of-use
assets and operating liabilities in equal amounts of $16.2 million as of September 30, 2020, following the amendment.
The Company’s lease agreements, including the embedded lease, have terms ranging from three years to ten years. Some of the Company’s lease agreements include options to extend the leases for up to five years. These options are only included in the determination of the amount of the lease liability when it is reasonably certain that the option will be exercised. When determining if a renewal option is reasonably certain of being exercised, the Company considers several economic factors, including, but not limited to, the significance of leasehold improvements incurred on the property, whether the asset is difficult to replace, underlying contractual obligations or specifics unique to that particular lease that would make it reasonably certain that the Company would exercise such option. Renewal and termination options were not included in the lease term for the Company’s new and existing operating leases as these options were not reasonably certain of being exercised.
Right-of-use
assets under operating leases at September 30, 2020 and December 31, 2019 totaled $50.8 million and $43.1 million, respectively. The leases do not include any restrictions or covenants that had to be accounted for under the lease guidance.

The components of lease cost and other information for the Company’s lease portfolio were as follows (in thousands, except term and discount rate amounts):

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2020	2019	2020	2019
Lease cost:
Operating lease cost	$3,231	$823	$9,345	$1,189
Variable lease cost	306	121	908	383
Short-term lease cost	—	39	21	72

	$3,537	$983	$10,274	$1,644

	SEPTEMBER 30, 2020	DECEMBER 31, 2019
Other information:
Weighted-average remaining lease term (in years)	6.9	7.9
Weighted-average discount rate	7.1%	8.2%

Supplemental cash flow information related to the Company’s operating leases was as follows (in thousands):

	NINE MONTHS ENDED SEPTEMBER 30,
	2020	2019
Cash paid for amounts included in the measurement of operating lease liabilities:
Operating cash flows from operating leases	$8,820	$1,701

Lease assets obtained in exchange for lease obligations:
Operating leases	$17,049	$14,716

13. Leases
As of December 31, 2019, the Company leased its office and laboratory facilities under two non-cancelable
operating leases entered into in September 2016 and December 2018, which included lease incentives, payment escalations and rent holidays. The Company had not entered into any financing leases or any material short-term operating leases as of December 31, 2018 and 2019.
2016 Lease
In September 2016, the Company entered into a lease for office and laboratory space in Watertown, Massachusetts (the “2016 Lease”). Under the 2016 Lease, the initial annual base rent was $0.9 million upon entering into the lease, with such base rent increasing during the initial term by 3% annually. The Company was obligated to pay its portion of real estate taxes and costs related to the premises, including costs of operations, maintenance, repair, replacement and management of the leased premises. The 2016 Lease included a landlord-provided tenant improvement allowance of $2.1 million that was applied to the costs of the construction of leasehold improvements. The 2016 Lease was set to expire in September 2023; however, in February 2020, the Company and the landlord jointly terminated the 2016 Lease. Accordingly, as of February 2020, the Company had no further obligations under the 2016 Lease.
2018 Lease
In December 2018, the Company entered into a lease for office and laboratory space in Watertown, Massachusetts (the “2018 Lease”). The 2018 Lease term commenced in December 2019 and expires in November 2029. Under the 2018 Lease, the Company has one five-year option to extend the term of the lease. The initial annual base rent was $3.8 million upon entering into the lease, with such base rent increasing during the initial term by 3% annually on the anniversary of the commencement date. The Company is obligated to pay its portion of real estate taxes and costs related to the premises, including costs of operations, maintenance, repair, replacement and management of the new leased premises. In connection with the lease, the Company maintains a letter of credit for the benefit of the landlord in the amount of $2.3 million, for which the Company is required to maintain a separate cash balance of the same amount. The 2018 Lease Agreement includes a landlord-provided tenant improvement allowance of $9.8 million that was applied to the costs of the construction of leasehold improvements.
Accounting under ASC 840
As of December 31, 2018, the Company concluded that construction activities had not commenced for the 2018 Lease, and, therefore, the Company did not recognize an asset for a build-to-suit
facility as of that date.

As of December 31, 2018, future minimum commitments under the Company’s operating leases were as follows (in thousands):

YEAR ENDING DECEMBER 31,
2019	$1,312
2020	4,840
2021	4,983
2022	5,130
2023	4,905
Thereafter	27,370

$48,540

Total rent expense for the year ended December 31, 2018 was $1.0 million.
Accounting under ASC 842
2016 Lease
As discussed in Note 2, the Company adopted ASC 842 effective January 1, 2019 using the modified retrospective transition method. Upon its adoption of ASC 842, the Company recognized a right-of-use
asset of $2.7 million and an operating lease liability of $4.2 million as of January 1, 2019 with respect to the 2016 Lease. Prior to its adoption of ASC 842, the Company had capitalized the tenant improvement allowances of $2.1 million as leasehold improvements and established a liability for the deferred lease incentive upon occupancy. The Company recorded these lease incentives as a component of deferred rent in its consolidated balance sheet and amortized the deferred rent as a reduction of rent expense over the lease term. Effective January 1, 2019, the remaining deferred rent was removed from the consolidated balance sheet as part of the initial recording of the right-of-use
asset.
2018 Lease
As described above, the 2018 Lease Agreement includes a landlord-provided tenant improvement allowance of $9.8 million that was applied to the costs of the construction of leasehold improvements. The lessor owns the tenant improvements related to the 2018 Lease and such improvements are not specialized and can be utilized by a future tenant. Accordingly, amounts paid by the Company during the year ended December 31, 2019 that were due to be reimbursed by the lessor were recorded as amounts reimbursable from the landlord. In the period from December 2018 to November 2019, the Company was not considered the accounting owner due to (i) the Company not having the right to obtain or control the leased premises during the construction period, (ii) the lessor having no right of payment for the partially constructed assets, and the leased premises not being of a specialized nature and, thus, could potentially be leased to another tenant, and (iii) the Company not legally owning or controlling the land on which the property improvements were being constructed. The lease commenced for accounting purposes in December 2019 when the Company took control of the facility under the 2018 Lease. Upon such commencement date, the Company assessed and determined the accounting treatment for the asset and corresponding liability and recorded a right-of-use
asset of $28.6 million and an operating lease liability of $27.6 million.
Embedded Lease
The Company evaluated its vendor contracts to identify embedded leases, if any, and noted that an agreement entered into in April 2019 with a contract manufacturing supplier constituted a lease under ASC 842 because the Company has the right to substantially all of the economic benefits from the use of the asset and can direct the use of the asset. The embedded lease commenced in September 2019 and expires 24 months from commencement date, with no stated option to extend the term. Upon the commencement date, the Company recorded right-of-use
assets and operating lease liabilities in equal amounts of $14.7 million in connection with this embedded lease.
The Company’s lease agreements, including the embedded lease, have terms ranging from two years to ten years. Some of the Company’s lease agreements include options to extend the leases for up to five years. These options are only included in the determination of the amount of the lease liability when it is reasonably certain that the option will be exercised. When determining if a renewal option is reasonably certain of being exercised, the Company considers several economic factors, including, but not limited to, the significance of leasehold improvements incurred on the property, whether the asset is difficult to replace, underlying contractual obligations or specifics unique to that particular lease that would make it reasonably certain that the Company would exercise such option. Renewal and termination options were not included in the lease term for the Company’s new and existing operating leases as these options were not reasonably certain of being exercised.

Right-of-use
assets under operating leases at December 31, 2019 totaled $43.1 million. The leases do not include any restrictions or covenants that had to be accounted for under the lease guidance.
Future minimum lease payments for operating leases with initial or remaining terms in excess of one year at December 31, 2019 were as follows (in thousands):

YEAR ENDING DECEMBER 31,
2020	$12,546
2021	8,840
2022	5,130
2023	4,905
2024	4,297
Thereafter	23,072

Total lease payments	58,790
Less: Imputed interest	(16,459)

Total operating lease liabilities	$42,331

Lease Portfolio
The components of lease cost and supplemental balance sheet information for the Company’s lease portfolio were as follows (in thousands, except term and discount rate amounts):

YEAR ENDED DECEMBER 31, 2019
Lease cost:
Operating lease cost	$3,667
Variable lease cost	619
Short-term lease cost	112

$4,398

DECEMBER 31, 2019
Operating leases:
Assets:
Operating lease right-of-use assets	$43,050

Liabilities:
Current portion of operating lease liabilities	$9,444
Operating lease liabilities, net of current portion	32,887

Total operating lease liabilities	$42,331

Other information:
Weighted-average remaining lease term (in years)	7.9
Weighted-average discount rate	8.2%

Supplemental cash flow information related to the Company’s operating leases was as follows (in thousands):

YEAR ENDED DECEMBER 31, 2019
Cash paid for amounts included in the measurement of operating lease liabilities:
Operating cash flows from operating leases	$5,161

Lease assets obtained in exchange for lease obligations:
Operating leases	$43,326